Provisions (Details) - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Provisions [abstract]
Provisions	£ 741	£ 537	£ 537
Provisions made during the year	£ 200